2005 Market Street
Philadelphia, PA 19103-7094

Delaware Investments
A member of Lincoln Financial Group

1933 Act Rule 497(j)
File No. 2-60770
1940 Act File No. 811-2806

May 31, 2002

Filed via EDGAR (CIK #0000230173)
__________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   File No. 2-60770
      DELAWARE GROUP CASH RESERVE
      DELAWARE CASH RESERVE FUND
      __________________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 48, the most recent Post-Effective Amendment of Delaware Group Cash Reserve. Post-Effective Amendment No. 48 was filed electronically with the Commission on May 29, 2002 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/Kathryn R. Williams

Kathryn R. Williams
Assistant Vice President/
Counsel/
Assistant Secretary